Commitments and Contingencies (Details) - Schedule of maturities of lease liabilities	Dec. 31, 2021 USD ($)
Schedule Of Maturities Of Lease Liabilities Abstract
Twelve months ended December 31, 2023	$ 60,756
Twelve months ended December 31, 2024	30,378
Total lease payments	91,134
Less: imputed interest	(3,099)
Present value of lease liabilities	$ 88,035